PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment

	2017	2016
	(Dollars in Thousands)
Land and improvements	$246	$246
Buildings and improvements	2,165	2,165
Furniture, fixtures, and equipment	1,201	1,192

	3,612	3,603
Less accumulated depreciation	3,158	3,061

Total	$454	$542